Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions
Schedule of key management personnel compensation
	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	152,286	354,614	476,528	672,444
Share-based payments	—	286,835	—	2,344,616
	152,286	641,449	476,528	3,017,060